Quarterly Holdings Report
for
Fidelity® Government Income Fund
May 31, 2024
GOV-NPRT3-0724
1.800338.120
U.S. Government and Government Agency Obligations - 43.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
5.25% 9/15/39	2,235	2,296
5.375% 4/1/56	2,737	2,846
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,142
U.S. Treasury Obligations - 42.7%
U.S. Treasury Bonds:
2% 8/15/51	62,512	36,906
2.375% 2/15/42	353	254
2.5% 2/15/45	6,151	4,334
2.875% 5/15/49	4,458	3,248
3% 2/15/49	95,774	71,606
3.625% 2/15/53	86,159	72,162
3.625% 5/15/53	11,120	9,315
4.125% 8/15/53	26,998	24,762
4.25% 2/15/54	31,560	29,602
4.375% 8/15/43	85,314	81,472
4.75% 2/15/37	13,733	14,131
U.S. Treasury Notes:
1.125% 10/31/26	47,300	43,407
1.125% 8/31/28	104,478	90,782
1.5% 1/31/27	22,230	20,456
1.625% 9/30/26	1,028	957
2.5% 3/31/27	46,600	43,930
2.625% 5/31/27	45,180	42,619
2.625% 7/31/29	39,109	35,743
2.75% 4/30/27	40,000	37,917
2.75% 7/31/27	33,510	31,651
2.75% 8/15/32	12,060	10,623
3.5% 1/31/28	5,750	5,538
3.75% 5/31/30	55,440	53,238
3.75% 6/30/30	26,780	25,699
4% 1/15/27	1,260	1,238
4% 7/31/30	6,990	6,799
4% 1/31/31	5,660	5,496
4.125% 2/15/27	88,500	87,193
4.125% 10/31/27	24,500	24,110
4.125% 8/31/30	1,950	1,909
4.125% 3/31/31	15,090	14,760
4.25% 3/15/27	54,590	53,959
4.25% 2/28/31	40,720	40,133
4.375% 12/15/26	350	347
4.5% 3/31/26	904	897
4.625% 11/15/26	5,260	5,243
TOTAL U.S. TREASURY OBLIGATIONS		1,032,436
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,507
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,146,312)		1,046,085

U.S. Government Agency - Mortgage Securities - 49.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 15.9%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (b)(c)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 6.058% 10/1/33 (b)(c)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (b)(c)	11	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 12/1/34 (b)(c)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (b)(c)	12	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.94% 3/1/36 (b)(c)	46	47
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.519% 5/1/44 (b)(c)	30	30
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (b)(c)	15	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.976% 2/1/44 (b)(c)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.126% 9/1/33 (b)(c)	21	21
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 5.939% 2/1/44 (b)(c)	52	53
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (b)(c)	77	78
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (b)(c)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 6.174% 4/1/44 (b)(c)	96	97
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (b)(c)	53	54
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 6.08% 4/1/44 (b)(c)	37	38
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.996% 3/1/33 (b)(c)	7	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (b)(c)	0	0
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.916% 5/1/35 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.162% 11/1/36 (b)(c)	11	11
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.004% 7/1/43 (b)(c)	19	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.193% 5/1/36 (b)(c)	12	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 6.07% 6/1/42 (b)(c)	36	37
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (b)(c)	126	128
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.038% 7/1/35 (b)(c)	21	21
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.995% 2/1/37 (b)(c)	23	23
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (b)(c)	17	18
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (b)(c)	73	75
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (b)(c)	132	135
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (b)(c)	21	22
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (b)(c)	16	16
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.304% 2/1/42 (b)(c)	84	85
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (b)(c)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 6.429% 4/1/36 (b)(c)	18	18
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 6.521% 8/1/35 (b)(c)	10	10
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (b)(c)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.150% 6.138% 7/1/36 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (b)(c)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.403% 10/1/33 (b)(c)	17	18
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.473% 7/1/34 (b)(c)	2	2
1.5% 11/1/35 to 1/1/51 (d)	46,973	36,780
2% 2/1/28 to 2/1/52	137,983	116,758
2.5% 1/1/30 to 12/1/51	69,692	60,190
3% 1/1/28 to 2/1/52	59,293	51,586
3.4% 8/1/42 to 9/1/42	24	22
3.5% 5/1/35 to 3/1/52 (e)	63,617	56,468
4% 3/1/36 to 4/1/49	6,323	5,881
4.25% 11/1/41	5	5
4.5% to 4.5% 6/1/25 to 2/1/49	2,737	2,637
5% 10/1/29 to 12/1/52	21,713	21,135
5.288% 8/1/41 (b)	49	48
5.5% 8/1/25 to 11/1/52	9,902	9,747
6% to 6% 9/1/29 to 3/1/54	15,642	15,823
6.5% 10/1/24 to 3/1/54	6,018	6,185
6.712% 2/1/39 (b)	21	21
7% to 7% 8/1/25 to 10/1/32	13	14
7.5% to 7.5% 9/1/25 to 11/1/31	8	8
TOTAL FANNIE MAE		384,547
Freddie Mac - 11.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.424% 8/1/37 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.04% 7/1/36 (b)(c)	19	19
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.165% 1/1/37 (b)(c)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.54% 7/1/35 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (b)(c)	27	27
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (b)(c)	240	245
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (b)(c)	22	22
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (b)(c)	299	305
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (b)(c)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.966% 6/1/41 (b)(c)	45	46
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.083% 5/1/41 (b)(c)	50	51
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (b)(c)	16	16
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.189% 10/1/42 (b)(c)	98	99
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.478% 5/1/41 (b)(c)	46	47
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.367% 10/1/36 (b)(c)	33	33
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6.433% 10/1/35 (b)(c)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.635% 5/1/37 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.937% 4/1/38 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (b)(c)	103	106
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 8.185% 10/1/35 (b)(c)	10	10
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.9% 6/1/33 (b)(c)	23	23
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.97% 4/1/34 (b)(c)	7	7
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.76% 6/1/33 (b)(c)	6	6
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.378% 3/1/35 (b)(c)	10	11
U.S. TREASURY 1 YEAR INDEX + 2.540% 5.875% 7/1/35 (b)(c)	122	125
1.5% 11/1/35 to 2/1/51	42,375	32,042
2% 5/1/35 to 4/1/52	36,120	30,249
2.5% 1/1/30 to 1/1/52	71,764	62,091
3% 6/1/31 to 3/1/52	21,291	18,375
3.5% 3/1/32 to 3/1/52	39,148	35,071
4% 1/1/36 to 2/1/50	5,886	5,497
4% 4/1/48	2	2
4.5% 6/1/25 to 10/1/48	1,738	1,673
5% 8/1/33 to 12/1/52	21,641	21,048
5.5% 10/1/52 to 3/1/53 (d)(f)	17,720	17,632
6% 2/1/29 to 11/1/53	17,979	18,169
6.5% 5/1/26 to 10/1/53	27,365	28,167
7% 8/1/26 to 9/1/36	17	18
7.5% 1/1/27 to 11/1/30	0	0
8% 2/1/30 to 8/1/30	0	0
8.5% 8/1/26 to 8/1/27	0	0
TOTAL FREDDIE MAC		271,301
Ginnie Mae - 9.7%
3.5% 11/15/40 to 12/20/49	2,115	1,927
4% 8/15/39 to 5/20/49	7,779	7,265
4.5% 6/20/33 to 6/20/41	1,274	1,232
5.5% 10/15/35 to 9/15/39	37	38
7% to 7% 1/15/28 to 8/15/32	11	11
7.5% to 7.5% 9/15/25 to 1/15/31	3	3
8% 9/15/24 to 12/15/27	0	0
8.5% 8/15/29 to 1/15/31	0	0
2% 10/20/50 to 1/20/52	42,657	34,178
2% 6/1/54 (g)	10,800	8,647
2% 6/1/54 (g)	7,500	6,005
2% 6/1/54 (g)	5,500	4,404
2% 6/1/54 (g)	21,500	17,215
2% 6/1/54 (g)	500	400
2% 6/1/54 (g)	10,800	8,647
2% 6/1/54 (g)	21,650	17,335
2% 6/1/54 (g)	4,575	3,663
2% 6/1/54 (g)	550	440
2% 7/1/54 (g)	19,800	15,868
2.5% 6/20/51 to 12/20/51	40,060	33,020
3% 5/15/42 to 2/20/50	860	756
5% 9/20/33 to 4/20/48	707	702
5.47% 8/20/59 (b)(h)	1	1
6% 11/20/31 to 5/15/40	1,255	1,286
6% 6/1/54 (g)	8,300	8,355
6% 6/1/54 (g)	8,275	8,329
6% 6/1/54 (g)	9,525	9,588
6% 6/1/54 (g)	6,700	6,744
6% 6/1/54 (g)	5,375	5,410
6% 6/1/54 (g)	5,350	5,385
6% 7/1/54 (g)	8,300	8,340
6% 7/1/54 (g)	6,700	6,732
6% 7/1/54 (g)	5,375	5,401
6% 7/1/54 (g)	5,350	5,376
6% 7/1/54 (g)	375	377
6.5% 3/20/31 to 8/15/36	6	7
TOTAL GINNIE MAE		233,087
Uniform Mortgage Backed Securities - 12.4%
2% 6/1/54 (g)	8,250	6,360
2% 6/1/54 (g)	1,400	1,079
2% 6/1/54 (g)	3,175	2,447
2% 6/1/54 (g)	6,400	4,933
2% 6/1/54 (g)	2,650	2,043
2% 6/1/54 (g)	2,825	2,178
2% 6/1/54 (g)	7,650	5,897
2% 6/1/54 (g)	3,850	2,968
2% 6/1/54 (g)	5,850	4,510
2% 6/1/54 (g)	3,300	2,544
2% 6/1/54 (g)	4,650	3,584
2% 6/1/54 (g)	4,875	3,758
2% 6/1/54 (g)	4,500	3,469
2% 6/1/54 (g)	4,900	3,777
2% 6/1/54 (g)	2,650	2,043
2% 6/1/54 (g)	9,900	7,632
2% 6/1/54 (g)	10,925	8,422
2% 7/1/54 (g)	25,300	19,523
2% 7/1/54 (g)	7,300	5,633
2% 7/1/54 (g)	5,600	4,321
2% 7/1/54 (g)	5,300	4,090
2.5% 6/1/54 (g)	1,975	1,594
2.5% 6/1/54 (g)	2,200	1,775
2.5% 6/1/54 (g)	4,300	3,470
2.5% 6/1/54 (g)	2,150	1,735
2.5% 6/1/54 (g)	4,175	3,369
3% 6/1/54 (g)	5,800	4,875
3% 6/1/54 (g)	5,800	4,875
3.5% 6/1/54 (g)	15,000	13,144
3.5% 6/1/54 (g)	40,325	35,336
4% 6/1/54 (g)	10,150	9,206
4% 6/1/54 (g)	3,200	2,902
4% 6/1/54 (g)	2,950	2,676
4% 6/1/54 (g)	300	272
4% 6/1/54 (g)	2,950	2,676
5% 6/1/54 (g)	20,450	19,674
5% 6/1/54 (g)	22,025	21,189
5% 6/1/54 (g)	42,475	40,862
5.5% 6/1/54 (g)	30,000	29,509
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		300,350
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,236,327)		1,189,285

Collateralized Mortgage Obligations - 13.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 13.2%
Fannie Mae:
floater:
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4182% 8/25/31 (b)(c)	20	21
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 2/25/32 (b)(c)	0	0
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4379% 3/18/32 (b)(c)	1	1
Series 2002-49 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0379% 11/18/31 (b)(c)	16	16
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 4/25/32 (b)(c)	8	8
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 10/25/32 (b)(c)	1	1
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1882% 1/25/32 (b)(c)	0	0
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8882% 11/25/32 (b)(c)	12	12
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 11/25/32 (b)(c)	15	15
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 12/25/33 (b)(i)(j)	16	2
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2418% 11/25/36 (b)(i)(j)	12	1
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3682% 6/25/36 (b)(c)	1,412	1,417
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	4	4
Series 1999-32 Class PL, 6% 7/25/29	5	5
Series 1999-33 Class PK, 6% 7/25/29	4	4
Series 2001-52 Class YZ, 6.5% 10/25/31	1	1
Series 2003-70 Class BJ, 5% 7/25/33	26	26
Series 2005-102 Class CO 11/25/35 (k)	3	2
Series 2005-64 Class PX, 5.5% 6/25/35	18	18
Series 2005-68 Class CZ, 5.5% 8/25/35	1,322	1,318
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4106% 8/25/35 (b)(c)(j)	0	0
Series 2005-81 Class PC, 5.5% 9/25/35	9	9
Series 2006-12 Class BO 10/25/35 (k)	11	10
Series 2006-15 Class OP 3/25/36 (k)	16	13
Series 2006-37 Class OW 5/25/36 (k)	2	1
Series 2006-45 Class OP 6/25/36 (k)	153	123
Series 2006-62 Class KP 4/25/36 (k)	8	6
Series 2010-118 Class PB, 4.5% 10/25/40	1,466	1,427
Series 2012-149:
Class DA, 1.75% 1/25/43	255	231
Class GA, 1.75% 6/25/42	301	270
Series 2012-93 Class QW, 5% 1/25/42	62	61
Series 2017-1 Class JP, 3.5% 4/25/45	420	400
Series 2017-22 Class JN, 4.5% 4/25/46	929	911
Series 2019-52 Class M, 3.5% 3/25/49	137	129
Series 2019-64 Class MJ, 4.5% 6/25/49	1,731	1,637
Series 2019-74 Class LB, 3% 10/25/49	781	681
Series 2021-26 Class HC, 1% 11/25/49	7,588	6,256
Series 2021-65 Class MA, 2% 8/25/51	6,599	5,578
Series 2022-2 Class TH, 2.5% 2/25/52	1,104	975
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1	1
Series 1999-25 Class Z, 6% 6/25/29	4	4
Series 2001-20 Class Z, 6% 5/25/31	5	5
Series 2001-31 Class ZC, 6.5% 7/25/31	2	2
Series 2002-16 Class ZD, 6.5% 4/25/32	2	2
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1118% 11/25/32 (b)(i)(j)	2	0
Series 2004-52 Class KZ, 5.5% 7/25/34	125	124
Series 2004-91 Class Z, 5% 12/25/34	1,248	1,215
Series 2005-117 Class JN, 4.5% 1/25/36	57	55
Series 2005-14 Class ZB, 5% 3/25/35	384	374
Series 2006-72 Class CY, 6% 8/25/26	176	176
Series 2009-59 Class HB, 5% 8/25/39	604	592
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	2	0
Series 2017-89 Class KV, 3.5% 8/25/47	2,040	1,989
Series 2020-101 Class BA, 1.5% 9/25/45	2,850	2,394
Series 2020-49 Class JA, 2% 8/25/44	1,003	898
Series 2020-51 Class BA, 2% 6/25/46	3,218	2,711
Series 2020-67 Class KZ, 3.25% 9/25/40	10,656	9,535
Series 2020-75 Class HA, 1.5% 12/25/44	10,733	9,190
Series 2021-68 Class A, 2% 7/25/49	2,092	1,607
Series 2021-85 Class L, 2.5% 8/25/48	1,159	986
Series 2021-96 Class HA, 2.5% 2/25/50	1,831	1,557
Series 2022-1 Class KA, 3% 5/25/48	1,834	1,630
Series 2022-3:
Class G, 2% 11/25/47	47,610	39,915
Class N, 2% 10/25/47	14,784	12,544
Series 2022-4 Class B, 2.5% 5/25/49	1,339	1,140
Series 2022-49 Class TE, 4.5% 12/25/48	13,794	13,146
Series 2022-5:
Class 0, 2.5% 6/25/48	1,902	1,640
Class BA, 2.5% 12/25/49	1,580	1,320
Series 2022-65 Class GA, 5% 4/25/46	13,946	13,347
Series 2022-7 Class A, 3% 5/25/48	2,615	2,323
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2018% 12/25/36 (b)(i)(j)	8	1
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0018% 5/25/37 (b)(i)(j)	4	0
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 3/25/33 (b)(i)(j)	1	0
Series 2005-72 Class ZC, 5.5% 8/25/35	65	64
Series 2005-79 Class ZC, 5.9% 9/25/35	39	39
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9907% 6/25/37 (b)(c)(j)	3	4
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (b)(c)(j)	5	6
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (b)(c)(j)	1	1
Series 2010-135 Class ZA, 4.5% 12/25/40	16	16
Series 2010-150 Class ZC, 4.75% 1/25/41	149	143
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3582% 3/25/36 (b)(c)	959	962
Series 2010-95 Class ZC, 5% 9/25/40	313	307
Series 2011-39 Class ZA, 6% 11/25/32	19	19
Series 2011-4 Class PZ, 5% 2/25/41	49	46
Series 2011-67 Class AI, 4% 7/25/26 (i)	6	0
Series 2012-100 Class WI, 3% 9/25/27 (i)	41	1
Series 2012-27 Class EZ, 4.25% 3/25/42	2,408	2,231
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1118% 6/25/41 (b)(i)(j)	3	0
Series 2013-133 Class IB, 3% 4/25/32 (i)	11	0
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6118% 1/25/44 (b)(i)(j)	19	2
Series 2013-51 Class GI, 3% 10/25/32 (i)	19	1
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2818% 6/25/35 (b)(i)(j)	21	1
Series 2015-42 Class IL, 6% 6/25/45 (i)	110	18
Series 2015-70 Class JC, 3% 10/25/45	124	115
Series 2016-26 Class CG, 3% 5/25/46	4,110	3,814
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	62	10
Series 2018-45 Class GI, 4% 6/25/48 (i)	763	163
Series 2020-45 Class JL, 3% 7/25/40	653	576
Series 2021-59 Class H, 2% 6/25/48	1,179	931
Series 2021-66:
Class DA, 2% 1/25/48	1,276	1,012
Class DM, 2% 1/25/48	1,356	1,076
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	4	1
Series 343 Class 16, 5.5% 5/25/34 (i)	4	1
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	2	0
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	2	0
Class 13, 6% 3/25/34 (i)	2	0
Series 359 Class 19, 6% 7/25/35 (b)(i)	2	0
Series 384 Class 6, 5% 7/25/37 (i)	16	3
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 1/15/32 (b)(c)	0	0
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (b)(c)	0	0
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 3/15/32 (b)(c)	0	0
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 6/15/31 (b)(c)	1	1
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (b)(c)	0	0
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8382% 11/15/32 (b)(c)	5	5
Series 2530 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0382% 2/15/32 (b)(c)	9	9
Series 2682 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 10/15/33 (b)(c)	522	523
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 2/15/33 (b)(c)	353	354
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8382% 3/15/34 (b)(c)	125	124
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	4,185	3,341
Series 2022-5213 Class JM, 3.5% 9/25/51	6,410	5,986
Series 2022-5214 Class CG, 3.5% 4/25/52	2,104	1,935
Series 2022-5220 Class PK, 3.5% 1/25/51	2,848	2,624
Series 2022-5224 Class DQ, 3.75% 8/25/44	3,587	3,360
Series 2095 Class PE, 6% 11/15/28	5	5
Series 2101 Class PD, 6% 11/15/28	3	3
Series 2121 Class MG, 6% 2/15/29	2	2
Series 2131 Class BG, 6% 3/15/29	14	14
Series 2137 Class PG, 6% 3/15/29	2	2
Series 2154 Class PT, 6% 5/15/29	4	4
Series 2162 Class PH, 6% 6/15/29	1	1
Series 2520 Class BE, 6% 11/15/32	8	8
Series 2682 Class LD, 4.5% 10/15/33	116	113
Series 2693 Class MD, 5.5% 10/15/33	18	17
Series 2802 Class OB, 6% 5/15/34	13	13
Series 2996 Class MK, 5.5% 6/15/35	4	4
Series 3002 Class NE, 5% 7/15/35	19	18
Series 3110 Class OP 9/15/35 (k)	3	3
Series 3119 Class PO 2/15/36 (k)	19	15
Series 3121 Class KO 3/15/36 (k)	3	3
Series 3123 Class LO 3/15/36 (k)	10	8
Series 3145 Class GO 4/15/36 (k)	11	9
Series 3189 Class PD, 6% 7/15/36	18	18
Series 3225 Class EO 10/15/36 (k)	6	5
Series 3258 Class PM, 5.5% 12/15/36	6	6
Series 3415 Class PC, 5% 12/15/37	164	161
Series 3832 Class PE, 5% 3/15/41	75	74
Series 3857 Class ZP, 5% 5/15/41	3,972	3,891
Series 4135 Class AB, 1.75% 6/15/42	232	209
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2	2
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,574	1,578
Series 2020-5018:
Class LC, 3% 10/25/40	4,400	3,892
Class LT, 3.25% 10/25/40	11,005	9,936
Class LY, 3% 10/25/40	3,347	2,959
Series 2021-5137 Class TA, 2% 3/25/39	10,558	9,208
Series 2021-5175 Class CB, 2.5% 4/25/50	6,619	5,612
Series 2021-5180 Class KA, 2.5% 10/25/47	1,325	1,143
Series 2022-5189 Class DA, 2.5% 5/25/49	1,421	1,192
Series 2022-5190 Class BA, 2.5% 11/25/47	1,356	1,169
Series 2022-5191 Class CA, 2.5% 4/25/50	1,559	1,314
Series 2022-5197 Class DA, 2.5% 11/25/47	1,030	888
Series 2022-5198 Class BA, 2.5% 11/25/47	5,021	4,401
Series 2022-5200 Class LA, 3% 10/25/48	2,454	2,188
Series 2022-5202 Class LB, 2.5% 10/25/47	1,102	952
Series 2135 Class JE, 6% 3/15/29	1	1
Series 2145 Class MZ, 6.5% 4/15/29	14	14
Series 2274 Class ZM, 6.5% 1/15/31	1	1
Series 2281 Class ZB, 6% 3/15/30	2	2
Series 2303 Class ZV, 6% 4/15/31	7	7
Series 2357 Class ZB, 6.5% 9/15/31	26	26
Series 2502 Class ZC, 6% 9/15/32	3	3
Series 2519 Class ZD, 5.5% 11/15/32	5	4
Series 2587 Class AD, 4.71% 3/15/33	368	361
Series 2877 Class ZD, 5% 10/15/34	1,542	1,505
Series 2998 Class LY, 5.5% 7/15/25	1	1
Series 3007 Class EW, 5.5% 7/15/25	114	114
Series 3889 Class DZ, 4% 1/15/41	11,262	10,604
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1618% 2/15/36 (b)(i)(j)	6	0
Series 2013-4281 Class AI, 4% 12/15/28 (i)	1	0
Series 2017-4683 Class LM, 3% 5/15/47	156	146
Series 2020-5041 Class LB, 3% 11/25/40	7,489	6,628
Series 2021-5083 Class VA, 1% 8/15/38	13,257	12,333
Series 2021-5176 Class AG, 2% 1/25/47	4,984	4,203
Series 2021-5182 Class A, 2.5% 10/25/48	8,651	7,381
Series 2022-5236 Class P, 5% 4/25/48	2,140	2,096
Series 2022-5266 Class CD, 4.5% 10/25/44	1,494	1,445
Series 2933 Class ZM, 5.75% 2/15/35	85	86
Series 2947 Class XZ, 6% 3/15/35	34	34
Series 2996 Class ZD, 5.5% 6/15/35	56	56
Series 3237 Class C, 5.5% 11/15/36	75	76
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2218% 11/15/36 (b)(i)(j)	25	2
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1418% 6/15/37 (b)(i)(j)	16	2
Series 3843 Class PZ, 5% 4/15/41	2,551	2,504
Series 3949 Class MK, 4.5% 10/15/34	13	12
Series 4055 Class BI, 3.5% 5/15/31 (i)	5	0
Series 4314 Class AI, 5% 3/15/34 (i)	1	0
Series 4427 Class LI, 3.5% 2/15/34 (i)	52	2
Series 4471 Class PA 4% 12/15/40	47	45
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6882% 5/15/37 (b)(c)	20	20
Series 2156 Class TC, 6.25% 5/15/29	1	1
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	2	2
Series 2056 Class Z, 6% 5/15/28	4	4
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 2021-5159 Class GC, 2% 11/25/47	1,061	906
Series 4341 Class ML, 3.5% 11/15/31	1,830	1,743
Series 4386 Class AZ, 4.5% 11/15/40	180	171
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2559% 6/16/37 (b)(i)(j)	10	1
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9346% 7/20/37 (b)(c)	76	76
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9146% 1/20/38 (b)(c)	75	75
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.2946% 8/20/38 (b)(c)	533	535
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3346% 9/20/38 (b)(c)	386	387
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0341% 11/16/39 (b)(c)	389	386
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9641% 12/16/39 (b)(c)	62	61
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9827% 3/20/60 (b)(c)(h)	64	64
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 7/20/60 (b)(c)(h)	682	680
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (b)(c)(h)	669	666
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (b)(c)(h)	587	585
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (b)(c)(h)	288	287
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (b)(c)(h)	217	216
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (b)(c)(h)	201	201
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (b)(c)(h)	279	279
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (b)(c)(h)	229	229
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (b)(c)(h)	255	255
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (b)(c)(h)	260	260
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (b)(c)(h)	278	278
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 9/20/61 (b)(c)(h)	1,307	1,306
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (b)(c)(h)	862	862
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8346% 8/20/42 (b)(c)	84	82
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (b)(c)(h)	905	906
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (b)(c)(h)	480	480
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (b)(c)(h)	892	892
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (b)(c)(h)	490	489
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0886% 5/20/61 (b)(c)(h)	18	18
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0386% 8/20/63 (b)(c)(h)	68	68
Series 2014-H02 Class FB, CME Term SOFR 1 Month Index + 0.650% 6.0886% 12/20/63 (b)(c)(h)	2,409	2,410
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (b)(c)(h)	956	956
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (b)(c)(h)	35	35
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (b)(c)(h)	65	65
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7186% 5/20/63 (b)(c)(h)	30	29
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6386% 4/20/63 (b)(c)(h)	25	25
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (b)(c)(h)	38	37
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	3,780	3,736
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	25	1
Series 2011-68 Class EC, 3.5% 4/20/41	40	39
Series 2016-69 Class WA, 3% 2/20/46	88	79
Series 2017-134 Class BA, 2.5% 11/20/46	327	289
Series 2017-153 Class GA, 3% 9/20/47	236	207
Series 2017-182 Class KA, 3% 10/20/47	188	167
Series 2018-13 Class Q, 3% 4/20/47	229	208
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	28	27
Series 2010-160 Class DY, 4% 12/20/40	224	212
Series 2010-170 Class B, 4% 12/20/40	49	47
Series 2011-69 Class GX, 4.5% 5/16/40	1,674	1,656
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	266	261
Series 2017-139 Class BA, 3% 9/20/47	3,280	2,864
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	794	758
Series 2004-22 Class M1, 5.5% 4/20/34	846	845
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0659% 5/16/34 (b)(i)(j)	6	0
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7659% 8/17/34 (b)(i)(j)	5	0
Series 2010-116 Class QB, 4% 9/16/40	17	16
Series 2010-169 Class Z, 4.5% 12/20/40	4,210	3,776
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 5/20/60 (b)(c)(h)	46	46
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	44	42
Series 2010-H18 Class PL, 5.0087% 9/20/60 (b)(h)	35	35
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6654% 7/20/41 (b)(i)(j)	21	2
Series 2013-149 Class MA, 2.5% 5/20/40	131	126
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	0	0
Series 2014-2 Class BA, 3% 1/20/44	443	395
Series 2014-21 Class HA, 3% 2/20/44	165	149
Series 2014-25 Class HC, 3% 2/20/44	285	253
Series 2014-5 Class A, 3% 1/20/44	232	206
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	1	1
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(h)	133	128
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.51% 5/20/66 (b)(c)(h)	1,622	1,616
Series 2017-186 Class HK, 3% 11/16/45	242	216
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.36% 8/20/66 (b)(c)(h)	2,274	2,263
Series 2090-118 Class XZ, 5% 12/20/39	8,782	8,637

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $324,793)		318,903

Commercial Mortgage Securities - 9.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	2,613	2,564
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	10,528	10,376
Series 2015-K049 Class A2, 3.01% 7/25/25	16,709	16,279
Series 2015-K050 Class A2, 3.334% 8/25/25 (b)	14,994	14,640
Series 2015-K051 Class A2, 3.308% 9/25/25	12,800	12,477
Series 2015-KPLB Class A, 2.77% 5/25/25	8,620	8,391
Series 2016-K052 Class A2, 3.151% 11/25/25	13,881	13,477
Series 2016-K055 Class A2, 2.673% 3/25/26	3,050	2,920
Series 2016-K060 Class A2, 3.3% 10/25/26	2,000	1,917
Series 2017-K066 Class A2, 3.117% 6/25/27	2,370	2,245
Series 2017-K729 Class A2, 3.136% 10/25/24	6,182	6,116
Series 2018-K732 Class A2, 3.7% 5/25/25	13,900	13,676
Series 2018-K733 Class A2, 3.75% 8/25/25	17,247	16,903
Series 2019-K736 Class A2, 2.282% 7/25/26	7,700	7,289
Series 2022-K747 Class A2, 2.05% 11/25/28	4,300	3,805
Series K058 Class A2, 2.653% 8/25/26	11,075	10,494
Series K073 Class A2, 3.35% 1/25/28	2,470	2,336
Series 2016-K059 Class A2, 3.12% 9/25/26 (b)	2,200	2,104
Series 2017-K727 Class A2, 2.946% 7/25/24	14,356	14,293
Series K047 Class A2, 3.329% 5/25/25	2,493	2,444
Series K053 Class A2, 2.995% 12/25/25	9,700	9,383
Series K056 Class A2, 2.525% 5/25/26	29,400	27,999
Series K063 Class A2, 3.43% 1/25/27	1,700	1,631
Series K734 Class A2, 3.208% 2/25/26	7,400	7,173
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	7,788	7,655
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (l)	15,200	14,662
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $234,182)		233,249

Money Market Funds - 2.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (m) (Cost $70,843)	70,831,024	70,845

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.1%
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	7,700	330
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	25,600	1,101
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	13,600	836

TOTAL PUT OPTIONS			2,267
Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	25,600	877
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	7,700	278
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	13,600	125

TOTAL CALL OPTIONS			1,280
TOTAL PURCHASED SWAPTIONS (Cost $3,692)			3,547

TOTAL INVESTMENT IN SECURITIES - 118.4% (Cost $3,016,149)	2,861,914
NET OTHER ASSETS (LIABILITIES) - (18.4)%	(445,234)
NET ASSETS - 100.0%	2,416,680

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 6/1/54	(5,550)	(4,444)
2% 6/1/54	(3,900)	(3,123)
2% 6/1/54	(5,800)	(4,644)
2% 6/1/54	(550)	(440)
2% 6/1/54	(19,800)	(15,853)
6% 6/1/54	(8,300)	(8,355)
6% 6/1/54	(6,700)	(6,744)
6% 6/1/54	(5,375)	(5,410)
6% 6/1/54	(6,700)	(6,744)
6% 6/1/54	(5,375)	(5,410)
6% 6/1/54	(5,350)	(5,385)
6% 6/1/54	(375)	(377)
6% 6/1/54	(5,350)	(5,385)

TOTAL GINNIE MAE		(72,314)

Uniform Mortgage Backed Securities
2% 6/1/54	(25,300)	(19,503)
2% 6/1/54	(2,000)	(1,542)
2% 6/1/54	(4,300)	(3,315)
2% 6/1/54	(7,300)	(5,627)
2% 6/1/54	(5,600)	(4,317)
2% 6/1/54	(2,650)	(2,043)
2% 6/1/54	(9,900)	(7,632)
2% 6/1/54	(10,925)	(8,422)
2% 6/1/54	(5,300)	(4,086)
2.5% 6/1/54	(10,625)	(8,573)
2.5% 6/1/54	(4,175)	(3,369)
3% 6/1/54	(27,100)	(22,779)
3% 6/1/54	(5,800)	(4,875)
3.5% 6/1/54	(55,325)	(48,481)
4% 6/1/54	(2,900)	(2,630)
4% 6/1/54	(13,400)	(12,154)
4% 6/1/54	(300)	(272)
4% 6/1/54	(2,950)	(2,676)
5% 6/1/54	(20,450)	(19,674)
5% 6/1/54	(22,025)	(21,189)
5% 6/1/54	(20,450)	(19,674)
5% 6/1/54	(22,025)	(21,189)
5% 7/1/54	(42,475)	(40,864)
5.5% 6/1/54	(30,000)	(29,509)
5.5% 7/1/54	(30,000)	(29,504)
6.5% 6/1/54	(17,700)	(17,991)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(361,890)

TOTAL TBA SALE COMMITMENTS (Proceeds $433,982)		(434,204)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,495	Sep 2024	162,651	(804)	(804)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,603	Sep 2024	326,536	(303)	(303)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	74	Sep 2024	7,829	(6)	(6)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	87	Sep 2024	10,097	(118)	(118)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	55	Sep 2024	6,734	(115)	(115)

TOTAL FUTURES CONTRACTS					(1,346)
The notional amount of futures purchased as a percentage of Net Assets is 21.2%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	57,486	534	0	534
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	91,263	1,168	0	1,168
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029	1,180	21	0	21
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	86,021	1,970	0	1,970
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2034	24,430	(245)	0	(245)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	2,193	(23)	0	(23)
TOTAL INTEREST RATE SWAPS							3,425	0	3,425

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $523,000.

(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,523,000.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,145,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,662,000 or 0.6% of net assets.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	83,962	1,079,923	1,093,040	1,833	-	-	70,845	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	495,456	495,456	22	-	-	-	0.0%
Total	83,962	1,575,379	1,588,496	1,855	-	-	70,845

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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